OPERATING LEASES (Schedule of Future Minimum Payament) (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Leases [Abstract]
2019	$ 131,208	$ 130,613
2020	134,398	133,499
2021	105,198	116,597
2021	90,001	90,000
2022	$ 45,001	$ 67,500